Net Loss Per Share - Schedule of Potential Ordinary Shares Excluded from Computation of Diluted Net Loss Per Share (Details) - shares	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Ordinary shares excluded from computation of diluted net loss per share	8,735,847	4,175,513
Unvested Ordinary Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Ordinary shares excluded from computation of diluted net loss per share	35,731	169,453
Share Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Ordinary shares excluded from computation of diluted net loss per share	8,105,221	3,978,560
RSUs
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Ordinary shares excluded from computation of diluted net loss per share	594,895	27,500